Condensed Interim Consolidated Statements of Changes in Shareholder’s Equity (Unaudited) - CAD ($) $ in Thousands	Share capital	Contributed surplus	Retained earnings	Total
Balance at Dec. 31, 2024	$ 164,402	$ 8,921	$ 648,108
Net income (loss) and comprehensive income (loss)			16,163	$ 16,163
Stock-based compensation		1,252
Issuance of shares on exercise of share units		(1,197)
Issuance of shares on exercise of share units	477
Share issuance costs, net of tax
Balance at Mar. 31, 2025	164,879	8,976	664,271
Total shareholders’ equity				838,126
Balance at Dec. 31, 2025	462,935	8,310	695,612	1,166,857
Net income (loss) and comprehensive income (loss)			(73,002)	(73,002)
Stock-based compensation		68
Issuance of shares on exercise of share units		(285)
Issuance of shares on exercise of share units	161
Share issuance costs, net of tax	(231)
Balance at Mar. 31, 2026	$ 462,865	$ 8,093	$ 622,610	1,093,568
Total shareholders’ equity				$ 1,093,568